GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Long-lived Assets by Geographic Location) (Details) - Percentage of Long-lived Assets [Member] - Geographic Concentration Risk [Member]		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Revenue from External Customer [Line Items]
Concentration percentage	[1]	100.00%	100.00%
Israel [Member]
Revenue from External Customer [Line Items]
Concentration percentage		74.00%	75.00%
USA [Member]
Revenue from External Customer [Line Items]
Concentration percentage		19.00%	20.00%
Other [Member]
Revenue from External Customer [Line Items]
Concentration percentage		7.00%	5.00%

[1]	Long-lived assets are comprised of property and equipment, net and operating lease right-of-use assets.